Related party transactions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Everix
Disclosure of transactions between related parties [line items]
Key shareholders ownership percentage	43.35%	43.35%
IDSB Holding Limited
Disclosure of transactions between related parties [line items]
Key shareholders ownership percentage			43.35%
Andrey Fadeev
Disclosure of transactions between related parties [line items]
Key shareholders ownership percentage	23.175%	23.175%	23.175%
Boris Gertsovsky
Disclosure of transactions between related parties [line items]
Key shareholders ownership percentage	23.175%	23.175%	23.175%